Contingent Liabilities and Commitments (Details) ₪ in Thousands	Jun. 30, 2021 ILS (₪)
Disclosure of commitments and contingent liabilities [text block] [Abstract]
Restricted bank deposit to secure credit card payments	₪ 50
Restricted bank deposit to secure the rent payment	₪ 164